Redeemable Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 22, 2021	Jul. 06, 2016 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 20, 2019 shares	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Redeemable Convertible Preferred Shares (Details) [Line Items]
Business combination price per share (in Dollars per share) | $ / shares						$ 6
Dividend - convertible redeemable preferred stock						$ 686,400
Preferred Stock, Liquidation Preference, Value (in Yuan Renminbi) | ¥								¥ 276	¥ 276
Liquidation premium, percentage			8.00%	8.00%				8.00%	8.00%
Liquidation premium (in Yuan Renminbi) | ¥								¥ 276	¥ 276
Conversion date description	Under the Amended M&A II, the “Class B Conversion Date” has been extended from two years after the date on which the Class B Preferred Shares were issued to thirty months after such issuance date.
Class A Preferred Share [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares		715,000	715,000					715,000
Preferred shares, par value (in Dollars per share) | $ / shares		$ 12
Annual dividend percentage		8.00%
Gross proceeds private placement		$ 8,580,000
Redeemable price (in Dollars per share) | $ / shares			$ 12	$ 12
Business combination price per share (in Dollars per share) | $ / shares			$ 16	$ 6
Shares issued for conversion, percentage			80.00%	80.00%
Dividend - convertible redeemable preferred stock			$ 340,379	$ 686,400	690,000
Preferred stock value			$ 12,052,106	$ 11,711,727	11,030,000.00
Class B Preferred Share [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares			291,795,150	291,795,150			291,795,150	291,795,150	291,795,150
Preferred stock value				$ 31,090,000.00	$ 31,090,000.00
Equity interest							65.0177%
Preferred Shares			$ 31,087,732	$ 31,087,732
Class B Preferred Share [Member] | Lixin Cayman [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Equity interest							65.0177%